UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment |_|; Amendment Number:
                                               -----------------
  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager filing this Report:

Name: BVF Inc.
      900 North Michigan Avenue, Suite 1100
      Chicago, Illinois 60611

Form 13F File Number: 28-6800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark N. Lampert
Title: President
Phone: (312) 506-6500

Signature, Place, and Date of Signing:

   /s/ Mark N. Lampert           San Francisco, CA           November 16, 2009
-------------------------    -------------------------    ----------------------
       [Signature]                 [City, State]                  [Date]

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            1
                                              -----------------------------

Form 13F Information Table Entry Total:                      31
                                              -----------------------------

Form 13F Information Table Value Total:                 454,179
                                              -----------------------------
                                                      (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



    No.         Form 13F File Number           Name
    ---         --------------------           ----
    1           28-6770                        BVF Partners L.P.

                           Form 13F INFORMATION TABLE

      COLUMN 1                   COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
      --------                   --------     --------   --------          --------        --------   --------         --------
                                                                                                                  VOTING AUTHORITY
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT   OTHER       ----------------
   NAME OF ISSUER             TITLE OF CLASS    CUSIP    (X1,000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
   --------------             --------------    -----    --------    -------   --- ----  ----------  --------  ---------------------
ADOLOR CORP                        COM        00724X102     6,663    4,190,551 SH        DEFINED     1         0       4,190,551  0
------------------------------------------------------------------------------------------------------------------------------------
AP PHARMA INC                    COM NEW      00202J203     1,089    1,281,521 SH        DEFINED     1         0       1,281,521  0
------------------------------------------------------------------------------------------------------------------------------------
ARQULE INC                         COM        04269E107    41,278    9,092,073 SH        DEFINED     1         0       9,092,073  0
------------------------------------------------------------------------------------------------------------------------------------
AUTOIMMUNE INC                     COM        052776101     1,839    3,605,297 SH        DEFINED     1         0       3,605,297  0
------------------------------------------------------------------------------------------------------------------------------------
AVIGEN INC                         COM        053690103    13,141    8,819,600 SH        DEFINED     1         0       8,819,600  0
------------------------------------------------------------------------------------------------------------------------------------
CADUS CORP                         COM        127639102       415      269,270 SH        DEFINED     1         0         269,270  0
------------------------------------------------------------------------------------------------------------------------------------
CELERA CORP                        COM        15100E106    34,820    5,580,162 SH        DEFINED     1         0       5,580,162  0
------------------------------------------------------------------------------------------------------------------------------------
COMBINATORX INC                    COM        20010A103    14,909   10,649,271 SH        DEFINED     1         0      10,649,271  0
------------------------------------------------------------------------------------------------------------------------------------
CURAGEN CORP                       COM        23126R101     1,427      970,600 SH        DEFINED     1         0         970,600  0
------------------------------------------------------------------------------------------------------------------------------------
CYTOKINETICS INC                   COM        23282W100     1,838      347,400 SH        DEFINED     1         0         347,400  0
------------------------------------------------------------------------------------------------------------------------------------
DEPOMED INC                        COM        249908104       898      205,400 SH        DEFINED     1         0         205,400  0
------------------------------------------------------------------------------------------------------------------------------------
DYNAVAX TECHNOLOGIES CORP          COM        268158102     8,301    4,560,851 SH        DEFINED     1         0       4,560,851  0
------------------------------------------------------------------------------------------------------------------------------------
FACET BIOTECH CORP                 SHS        30303Q103    63,688    3,683,521 SH        DEFINED     1         0       3,683,521  0
------------------------------------------------------------------------------------------------------------------------------------
FLAMEL TECHNOLOGIES SA        SPONSORED ADR   338488109    31,496    3,595,395 SH        DEFINED     1         0       3,595,395  0
------------------------------------------------------------------------------------------------------------------------------------
GTX INC DEL                        COM        40052B108    36,380    2,842,200 SH        DEFINED     1         0       2,842,200  0
------------------------------------------------------------------------------------------------------------------------------------
IMMUNOGEN INC                      COM        45253H101    13,176    1,624,672 SH        DEFINED     1         0       1,624,672  0
------------------------------------------------------------------------------------------------------------------------------------
INFINITY PHARMACEUTICALS           COM        45665G303    16,029    2,572,908 SH        DEFINED     1         0       2,572,908  0
------------------------------------------------------------------------------------------------------------------------------------
INHIBITEX INC                      COM        45719T103     5,999    5,992,531 SH        DEFINED     1         0       5,992,531  0
------------------------------------------------------------------------------------------------------------------------------------
LIGAND PHARMACEUTICALS INC        CL B        53220K207    25,769   11,155,486 SH        DEFINED     1         0      11,155,486  0
------------------------------------------------------------------------------------------------------------------------------------
NEKTAR THERAPEUTICS                COM        640268108     5,118      525,500 SH        DEFINED     1         0         525,500  0
------------------------------------------------------------------------------------------------------------------------------------
NEUROBIOLOGICAL TECH INC         COM NEW      64124W304     4,760    5,288,754 SH        DEFINED     1         0       5,288,754  0
------------------------------------------------------------------------------------------------------------------------------------
NEUROCRINE BIOSCIENCES INC         COM        64125C109    19,418    6,366,547 SH        DEFINED     1         0       6,366,547  0
------------------------------------------------------------------------------------------------------------------------------------
ORTHOLOGIC CORP                    COM        68750J107     4,322    5,470,388 SH        DEFINED     1         0       5,470,388  0
------------------------------------------------------------------------------------------------------------------------------------
OSTELOGIX INC                      COM        68858P104       348      757,574 SH        DEFINED     1         0         757,574  0
------------------------------------------------------------------------------------------------------------------------------------
PAIN THERAPEUTICS INC              COM        69562K100     8,435    1,667,000 SH        DEFINED     1         0       1,667,000  0
------------------------------------------------------------------------------------------------------------------------------------
REPLIGEN CORP                      COM        759916109    10,265    2,048,950 SH        DEFINED     1         0       2,048,950  0
------------------------------------------------------------------------------------------------------------------------------------
SUPERGEN INC                       COM        868059106    16,478    6,171,399 SH        DEFINED     1         0       6,171,399  0
------------------------------------------------------------------------------------------------------------------------------------
TAPESTRY PHARMACEUTICALS INC     COM NEW      876031204         7    1,320,400 SH        DEFINED     1         0       1,320,400  0
------------------------------------------------------------------------------------------------------------------------------------
TARGACEPT INC                      COM        87611R306    61,608    2,882,925 SH        DEFINED     1         0       2,882,925  0
------------------------------------------------------------------------------------------------------------------------------------
TRANSCEPT PHARMACEUTICALS IN       COM        89354M106     4,160      301,454 SH        DEFINED     1         0         301,454  0
------------------------------------------------------------------------------------------------------------------------------------
TRUBION PHARMACEUTICALS INC        COM        89778N102       106       21,000 SH        DEFINED     1         0          21,000  0